1. Business (Details Narrative) (Quarterly, USD $)	3 Months Ended
Mar. 31, 2014
Quarterly
Shares Issued in Merger	3,846,000,000
Shares Returned to Treasury	35,000,000
Debt Forgiveness	$ 151,269
Convertible Promissory Note Issued	$ 400,000